UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2015

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Institutional Class Shares – NCVLX
Investor Class Shares – NCAVX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2014

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

October 31, 2014

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of September 30, 2014:

	1 Year	Since Inception(1)
Institutional Class	16.99%	14.85%
S&P 500 Index(2)	19.73%	14.61%
Russell 3000 Value Index(3)	17.66%	13.91%

	1 Year	Since Inception(4)
Investor Class, no load	16.69%	22.22%
Investor Class with load	9.99%	18.92%
S&P 500 Index(2)	19.73%	20.53%
Russell 3000 Value Index(3)	17.66%	21.42%

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% and without it.  Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 1.14%
Investor Class Gross Expense Ratio – 1.47%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks.  This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 thru September 30, 2014, the Institutional Class is up 14.85 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 13.91 percent (annualized) and the S&P 500 Index up 14.61 percent (annualized).  Upon reaching our third year anniversary for the Fund we are pleased with this performance.  For more perspective on our longer term performance please refer to your prospectus.  This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is precise   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using

1

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

the Nuance approach.  Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation.  We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough.  Rather, we spend considerable time studying the down-side potential of each company we own.  As such, we believe you can be assured that we understand the potential upside and the potential downside risks to our investments.  This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

As I write this letter, we have continued to find leading business franchises selling at a discount to our own internal view of intrinsic or fair value.  We have found opportunities across many sectors, including the Basic Materials, Consumer Staples, and Energy sectors.  We are not finding many opportunities in the Utility sector and the Real Estate Investment Trust industry.  Our view continues to be that markets are overvaluing companies that have higher than average dividend payout ratios and yields and undervaluing companies that have lower payout ratios and thus lower dividend yields.  This is due to historically low level of interest rates and the apparent chase for yield by many investors.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Dividend Payout Ratio: The percentage of earnings paid to shareholders in dividends.

Dividend Yield: The amount a company pays out in dividends each year relative to its share price.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

2

NUANCE CONCENTRATED VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2014

			Since
	1 Year	3 Years	Inception(1)
Institutional Class	11.72%	19.34%	14.80%
Investor Class (without sales load)	11.51%	19.07%	14.53%
Investor Class (with sales load)(2)	5.08%	16.73%	12.57%
S&P 500 Index(3)	17.27%	19.77%	15.03%
Russell 3000 Value Index(4)	15.76%	20.23%	14.40%

(1)
Period from Fund inception through October 31, 2014.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.75%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

3

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments and wire transfer fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 – October 31, 2014).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2014)	Value (10/31/2014)	(5/1/2014 to 10/31/2014)
Investor Class
Actual(2)	$1,000.00	$1,001.80	$7.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12
Institutional Class
Actual(2)	$1,000.00	$1,002.80	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2014 of 0.18% and 0.28% for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2014

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2014
(% of net assets)

Patterson Companies, Inc.	8.9%
Frank’s International N.V.	8.2%
Xylem, Inc.	6.7%
Sysco Corp.	5.7%
MKS Instruments, Inc.	5.3%
BOK Financial Corp.	4.8%
Imperial Oil Ltd.	4.0%
Clean Harbors, Inc.	4.0%
ProAssurance Corp.	4.0%
H.B. Fuller Co.	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2014

	Shares	Value
COMMON STOCKS – 91.6%

Consumer Staples – 8.7%
Kellogg Co.	291,420	$18,639,223
Sysco Corp.	923,055	35,574,540
		54,213,763
Energy – 17.9%
Frank’s International N.V.	2,948,796	50,807,755
Imperial Oil Ltd.	523,943	25,086,391
Schlumberger Ltd.	151,799	14,976,489
Southwestern Energy Co.*	622,663	20,242,774
		111,113,409
Financials – 11.3%
BOK Financial Corp.	430,018	29,482,034
Northern Trust Corp.	239,424	15,873,811
ProAssurance Corp.	526,091	24,610,537
		69,966,382
Healthcare – 12.9%
Patterson Companies, Inc.	1,279,516	55,159,935
Stryker Corp.	140,941	12,336,566
Waters Corp.*	111,199	12,320,849
		79,817,350
Industrials – 14.7%
American Science and Engineering, Inc.	362,728	20,058,858
Clean Harbors, Inc.*	497,387	24,685,317
Lindsay Corp.	55,121	4,834,112
Xylem, Inc.	1,138,060	41,379,862
		90,958,149
Information Technology – 7.4%
Cabot Microelectronics Corp.*	277,188	13,368,777
MKS Instruments, Inc.	898,617	32,709,659
		46,078,436
Materials – 12.5%
Avery Dennison Corp.	474,585	22,234,307
Compass Minerals International, Inc.	224,401	19,226,678
Goldcorp, Inc.	636,913	11,961,226
H.B. Fuller Co.	569,830	23,915,765
		77,337,976

See Notes to the Financial Statements

6

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2014

	Shares	Value
Utilities – 6.2%
Great Plains Energy, Inc.	805,810	$21,700,463
National Fuel Gas Co.	247,722	17,149,794
		38,850,257
Total Common Stocks
(Cost $565,989,635)		568,335,722

SHORT-TERM INVESTMENT – 7.2%
Fidelity Institutional Government Portfolio, 0.01%^
(Cost $44,450,714)	44,450,714	44,450,714
Total Investments – 98.8%
(Cost $610,440,349)		612,786,436
Other Assets and Liabilities, Net – 1.2%		7,317,031
Total Net Assets – 100.0%		$620,103,467

*	Non-income producing security.
^	Variable rate security-The rate shown is the rate in effect as of October 31, 2014.

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2014

ASSETS:
Investments, at value
(cost $610,440,349)	$612,786,436
Receivable for investment securities sold	9,458,081
Receivable for capital shares sold	1,250,965
Dividends & interest receivable	145,958
Prepaid expenses	39,333
Total assets	623,680,773

LIABILITIES:
Payable for investment securities purchased	2,367,682
Payable for capital shares redeemed	557,862
Payable to investment adviser	440,294
Payable for fund administration & accounting fees	69,481
Payable for transfer agent fees & expenses	18,575
Payable for custody fees	16,925
Payable for trustee fees	3,005
Payable for compliance fees	2,074
Accrued distribution & shareholder service fees	77,368
Accrued expenses	24,040
Total liabilities	3,577,306

NET ASSETS	$620,103,467

NET ASSETS CONSIST OF:
Paid-in capital	$576,332,557
Accumulated undistributed net investment income	70,241
Accumulated undistributed net realized gain on investments	41,354,582
Net unrealized appreciation on investments	2,346,087
Net Assets	$620,103,467

	Investor	Institutional
	Class	Class
Net Assets	$191,741,608	$428,361,859
Shares issued and outstanding(1)	13,755,790	30,684,063
Net asset value, redemption price and minimum offering price per share(2)	$13.94	$13.96
Maximum offering price per share ($13.94/0.9425)(3)	$14.79	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class Shares.
(3)	Reflects a maximum sales charge of 5.75%.

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2014

INVESTMENT INCOME:
Dividend income	$5,845,201
Less: Foreign taxes withheld	(97,727)
Interest income	3,278
Total investment income	5,750,752

EXPENSES:
Investment adviser fees (See Note 4)	2,560,053
Fund administration & accounting fees (See Note 4)	209,112
Transfer agent fees & expenses (See Note 4)	102,348
Federal & state registration fees	47,288
Custody fees (See Note 4)	27,525
Postage & printing fees	21,772
Other	8,389
Audit fees	7,803
Trustee fees (See Note 4)	6,116
Compliance fees (See Note 4)	6,072
Legal fees	5,801
Distribution and/or shareholder service fees (See Note 5):
Investor Class	402,312
Institutional Class	178,418
Total expenses before net recoupment/(reimbursement)	3,583,009
Add: advisory fee net recoupment/(reimbursement) (See Note 4)	161,555
Net expenses	3,744,564

NET INVESTMENT INCOME	2,006,188

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and translations of foreign currency	24,611,650
Net change in unrealized appreciation on investments	(27,053,688)

Net realized and unrealized loss on investments	(2,442,038)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(435,850)

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
OPERATIONS:
Net investment income	$2,006,188	$1,339,084
Net realized gain on investments	24,611,650	31,249,620
Net change in unrealized appreciation (depreciation) on investments	(27,053,688)	22,113,554
Net increase (decrease) in net assets resulting from operations	(435,850)	54,702,258

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	58,013,561	208,151,748
Proceeds from reinvestment of distributions	266,694	2,287,577
Payments for shares redeemed	(73,240,876)	(15,607,886)
Increase (decrease) in net assets resulting
from Investor Class transactions	(14,960,621)	194,831,439
Institutional Class:
Proceeds from shares sold	183,749,962	237,296,040
Proceeds from reinvestment of distributions	1,104,464	17,035,893
Payments for shares redeemed	(51,414,710)	(56,297,020)
Increase in net assets resulting from Institutional Class transactions	133,439,716	198,034,913
Net increase in net assets resulting from capital share transactions	118,479,095	392,866,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(550,321)	(187,569)
Institutional Class	(1,385,626)	(1,275,247)
From net realized gains:
Investor Class	—	(2,185,428)
Institutional Class	—	(16,349,756)
Total distributions to shareholders	(1,935,947)	(19,998,000)

TOTAL INCREASE IN NET ASSETS	116,107,298	427,570,610

NET ASSETS:
Beginning of period	503,996,169	76,425,559
End of period (including accumulated undistributed net
investment income of $70,241 and $0, respectively)	$620,103,467	$503,996,169

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2014		Year Ended	Inception through
	(Unaudited)		April 30, 2014	April 30, 2013(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$13.95		$12.14	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.04		0.06	0.21
Net realized and unrealized gain (loss) on investments	(0.01)		2.97	2.16
Total from investment operations	0.03		3.03	2.37

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.06)	(0.20)
Distributions from net realized gains	—		(1.16)	(0.18)
Total distributions	(0.04)		(1.22)	(0.38)

Net asset value, end of period	$13.94		$13.95	$12.14

TOTAL RETURN(2)	0.18	%(3)	25.71%	23.90	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$191.7		$207.8	$0.4

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.35	%(4)	1.45%	1.57	%(4)
After expense reimbursement/recoupment	1.40	%(4)	1.40%	1.40	%(4)

Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	0.56	%(4)	0.35%	0.54	%(4)
After expense reimbursement/recoupment	0.51	%(4)	0.40%	0.71	%(4)

Portfolio turnover rate	72	%(3)	103%	110	%(3)

(1)	Inception date of the Investor Class was July 31, 2012.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended				For the Period
	October 31, 2014		Year Ended	Year Ended	Inception through
	(Unaudited)		April 30, 2014	April 30, 2013	April 30, 2012(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$13.97		$12.15	$10.26	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05		0.07	0.08	0.26
Net realized and unrealized
gain (loss) on investments	(0.01)		3.00	2.20	0.07	(2)
Total from investment operations	0.04		3.07	2.28	0.33

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)		(0.09)	(0.21)	(0.07)
Distributions from net realized gains	—		(1.16)	(0.18)	—
Total distributions	(0.05)		(1.25)	(0.39)	(0.07)

Net asset value, end of period	$13.96		$13.97	$12.15	$10.26

TOTAL RETURN	0.28	%(3)	25.98%	22.79%	3.33	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$428.4		$296.2	$76.0	$39.4

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.09	%(4)	1.12%	1.40%	1.84	%(4)
After expense reimbursement/recoupment	1.15	%(4)	1.15%	1.15%	1.15	%(4)

Ratio of net investment income
to average net assets:
Before expense reimbursement/recoupment	0.82	%(4)	0.67%	0.71%	2.49	%(4)
After expense reimbursement/recoupment	0.76	%(4)	0.64%	0.96%	3.18	%(4)

Portfolio turnover rate	72	%(3)	103%	110%	77	%(3)

(1)	Inception date of the Institutional Class was May 31, 2011.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

12

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2014

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges with respect to the distribution fees and voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations.  During the period ended October 31, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contin-

13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2014

gent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2014

factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$568,335,722	$—	$—	$568,335,722
Short-Term Investment	44,450,714	—	—	44,450,714
Total Investments in Securities	$612,786,436	$—	$—	$612,786,436

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2014, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement is in effect through at least August 31, 2015.  Prior to August 31, 2015, this Operating Expense Limitation Agreement cannot be terminated.  For the period ended October 31, 2014, the Adviser recouped expenses of $161,555.  At October 31, 2014, the balance of previously waived advisory fees eligible for recoupment was $113,998, of which $77,793 expires April 30, 2016, and $36,205 expires April 30, 2017.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting,

15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2014

transfer agency, custody and chief compliance officer services for the period ended October 31, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2014, the Investor Class incurred expenses of $280,962 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2014, the Investor and Institutional Class incurred $121,350 and $178,418, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2014	April 30, 2014
Investor Class:
Shares sold	4,110,814	15,836,473
Shares issued to holders in reinvestment of distributions	18,878	175,446
Shares redeemed	(5,268,230)	(1,154,350)
Net increase (decrease) in Investor Class shares	(1,138,538)	14,857,569

Institutional Class:
Shares sold	13,084,419	17,939,826
Shares issued to holders in reinvestment of distributions	78,185	1,304,620
Shares redeemed	(3,681,654)	(4,293,640)
Net increase in Institutional Class shares	9,480,950	14,950,806
Net increase in shares outstanding	8,342,412	29,808,375

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2014

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	515,079,618	384,771,581

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2014, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$30,308,291	$(27,962,204)	$2,346,087	$610,440,349

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2014, components of accumulated earnings on a tax-basis were as follows:

	Undistributed		Total
Undistributed	Long-Term	Unrealized	Accumulated
Ordinary Income	Capital Gains	Appreciation	Earnings
$14,631,678	$2,558,036	$28,952,993	$46,142,707

As of April 30, 2014, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2014, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the period ended October 31, 2014, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$1,935,947	$ —	$1,935,947

The tax character of distributions paid during the year ended April 30, 2014, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$16,149,133	$3,848,867	$19,998,000

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2014.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2014, Charles Schwab & Co., Inc., for the benefit of its customers, owned 26.29 % of the Fund.

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2014

10.  SUBSEQUENT EVENT

On December 23, 2014, the Institutional Class paid an ordinary income distribution in the amount of $1,765,013, or $0.058 per share, and the Investor Class in the amount of $656,374, or $0.049 per share.

On December 23, 2014, the Institutional Class paid a short-term capital gain distribution in the amount of $24,585,578, or $0.801 per share, and the Investor Class in the amount of $10,741,737, or $0.801 per share.

On December 23, 2014, the Institutional Class paid a long-term capital gain distribution in the amount of $4,389,668, or $0.143 per share, and the Investor Class in the amount of $1,917,899, or $0.143 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

18

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

19

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Nuance Mid Cap Value Fund

Institutional Class Shares – NMVLX
Investor Class Shares – NMAVX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2014

NUANCE MID CAP VALUE FUND (UNAUDITED)

October 31, 2014

Dear Fellow Shareholders:

We are pleased to write our first semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor.  The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid sized market capitalizations.  The Adviser defines mid capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index.  The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  The primary benchmark for the Fund is the Russell Midcap Value Index.  Clients may also be interested in comparing the Fund to the S&P 500 Index.

Rates of Return as of September 30, 2014:

Since Inception(1)
Institutional Class	5.51%
Russell Midcap Value Index(2)	8.20%
S&P 500 Index(3)	8.34%

Since Inception(1)
Investor Class, no load	5.28%
Investor Class with load	-0.77%
Russell Midcap Value Index(2)	8.20%
S&P 500 Index(3)	8.34%

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns.  Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% and without it.  Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 1.50%
Investor Class Gross Expense Ratio – 1.75%

(1)	December 31, 2013
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.  This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

In terms of performance, since its inception on December 31, 2013 thru September 30, 2014, the Institutional Class is up 5.51 percent versus its primary index – the Russell Mid Cap Value Index – up 8.20 percent and the S&P 500 Index up 8.34 percent.  Given the very short history of the fund, we do not read much into our since inception performance.  For more perspective on our long term performance, please refer to your prospectus.  This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is precise   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach.  Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation.  We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough.  Rather, we spend considerable time studying the downside potential of each company we own.  As such, we believe you can be assured that we understand the potential upside and the potential downside risks to our investments.  This approach is critical to our goal of trying to  provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

As I write this letter, we have continued to find leading business franchises selling at a discount to our internal view of intrinsic or fair value.  We are finding opportunities across many sectors, including the Basic Materials, Energy and Consumer Staples sectors.  We are not finding many opportunities in the Utility sector, the Consumer Discretionary sector and the Real Estate Investment Trust industry.  Our view continues to be that markets are overvaluing companies that have higher than average dividend payout ratios and yields and undervaluing companies that have lower payout ratios and thus, lower dividend yields.  This is due to historically low level of interest rates and the apparent chase for yield by many investors.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Dividend Payout Ratio: The percentage of earnings paid to shareholders in dividends.

Dividend Yield: The amount a company pays out in dividends each year relative to its share price.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) As of October 31, 2014

Since
Inception(1)
Institutional Class	7.72%
Investor Class (without sales load)	7.39%
Investor Class (with sales load)(2)	1.22%
Russell Midcap Value Index(3)	11.91%
S&P 500 Index(4)	10.99%

(1)	December 31, 2013.
(2)	Return reflects a sales load of 5.75%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments and wire transfer fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 – October 31, 2014).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2014)	Value (10/31/2014)	(5/1/2014 to 10/31/2014)
Investor Class
Actual(2)	$1,000.00	$1,015.80	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12

Institutional Class
Actual(2)	$1,000.00	$1,018.40	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

(1)
Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2014 of 1.58% and 1.84% for the Investor Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2014

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2014
(% of net assets)

Patterson Companies, Inc.	6.2%
Frank’s International N.V.	6.1%
American Science & Engineering, Inc.	5.4%
Xylem, Inc.	5.1%
MKS Instruments, Inc.	4.2%
Sysco Corp.	4.0%
BOK Financial Corp.	3.9%
Avery Dennison Corp.	3.6%
ProAssurance Corp.	3.5%
Clean Harbors, Inc.	3.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2014

	Shares	Value
COMMON STOCKS – 94.6%

Consumer Staples – 6.5%
Kellogg Co.	9,570	$612,097
Sysco Corp.	25,560	985,083
		1,597,180
Energy – 10.7%
Frank’s International N.V.	87,151	1,501,612
Imperial Oil Ltd.	7,797	373,320
Southwestern Energy Co.*	23,068	749,941
		2,624,873
Financials – 21.0%
BOK Financial Corp.	13,912	953,807
Chubb Corp.	2,470	245,419
CNA Financial Corp.	12,381	483,849
Commerce Bancshares, Inc.	6,746	305,324
Corrections Corporation of America – REIT	3,512	129,171
Franklin Resources, Inc.	6,335	352,289
HCC Insurance Holdings, Inc.	4,693	244,928
Kansas City Life Insurance Co.	3,380	167,749
LPL Financial Holdings, Inc.	5,963	246,809
Northern Trust Corp.	7,561	501,294
ProAssurance Corp.	18,274	854,858
Rayonier, Inc. – REIT	3,461	115,840
State Street Corp.	1,619	122,170
T. Rowe Price Group, Inc.	1,492	122,478
TowneBank	20,122	305,050
		5,151,035
Healthcare – 10.9%
Becton, Dickinson & Co.	1,810	232,947
DENTSPLY International, Inc.	4,852	246,336
Patterson Companies, Inc.	34,995	1,508,634
Smith & Nephew – ADR	3,769	128,334
Stryker Corp.	2,184	191,166
Waters Corp.*	3,300	365,640
		2,673,057
Industrials – 18.2%
American Science and Engineering, Inc.	23,939	1,323,827
Clean Harbors, Inc.*	17,187	852,991
Deere & Co.	1,446	123,691

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2014

	Shares	Value
Industrials – 18.2% (Continued)
Dover Corp.	1,374	$109,150
Emerson Electric Co.	1,849	118,447
ITT Corp.	2,913	131,260
Lindsay Corp.	1,809	158,649
Rockwell Collins, Inc.	3,090	260,023
Simpson Manufacturing Co.	3,673	121,503
Xylem, Inc.	34,444	1,252,384
		4,451,925
Information Technology – 7.7%
Accenture PLC – Class A	1,517	123,059
Altera Corp.	5,504	189,173
Cabot Microelectronics Corp.*	8,553	412,511
MKS Instruments, Inc.	27,940	1,017,016
Xilinx, Inc.	3,084	137,176
		1,878,935
Materials – 14.3%
AptarGroup, Inc.	4,002	249,084
Avery Dennison Corp.	18,853	883,263
Compass Minerals International, Inc.	8,079	692,209
Goldcorp, Inc.	25,551	479,848
H.B. Fuller Co.	19,881	834,405
Innophos Holdings, Inc.	3,209	182,913
Praxair, Inc.	1,407	177,268
		3,498,990
Utilities – 5.3%
Great Plains Energy, Inc.	19,790	532,945
National Fuel Gas Co.	11,196	775,099
		1,308,044
Total Common Stocks
(Cost $23,001,511)		23,184,039

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2014

	Shares	Value
SHORT-TERM INVESTMENT – 4.2%
Fidelity Institutional Government Portfolio, 0.01%^
(Cost $1,030,487)	1,030,487	$1,030,487
Total Investments – 98.8%
(Cost $24,031,998)		24,214,526
Other Assets and Liabilities, Net – 1.2%		291,388
Total Net Assets – 100.0%		$24,505,914

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of October 31, 2014.
ADR – American Depositary Receipt
PLC – Public Liability Company
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2014

ASSETS:
Investments, at value
(cost $24,031,998)	$24,214,526
Receivable for capital shares sold	34,089
Receivable for investment securities sold	856,124
Dividends & interest receivable	6,157
Prepaid expenses	12,741
Total assets	25,123,637

LIABILITIES:
Payable for investment securities purchased	562,582
Payable for capital shares redeemed	6,203
Payable to investment adviser	2,836
Payable for fund administration & accounting fees	13,825
Payable for compliance fees	2,078
Payable for transfer agent fees & expenses	5,819
Payable for custody fees	3,662
Payable for trustee fees	2,767
Accrued distribution & shareholder service fees	362
Accrued expenses	17,589
Total liabilities	617,723

NET ASSETS	$24,505,914

NET ASSETS CONSIST OF:
Paid-in capital	$23,030,259
Accumulated undistributed net investment income	2,752
Accumulated undistributed net realized gain on investments	1,290,375
Net unrealized appreciation on investments	182,528
Net Assets	$24,505,914

	Investor	Institutional
	Class	Class
Net Assets	$341,980	$24,163,934
Shares issued and outstanding(1)	32,014	2,259,026
Net asset value, redemption price and minimum offering price per share(2)	$10.68	$10.70
Maximum offering price per share ($10.68/0.9425)(3)	$11.33	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.75%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2014

INVESTMENT INCOME:
Dividend income	$235,044
Less: Foreign taxes withheld	(3,290)
Interest income	70
Total investment income	231,824

EXPENSES:
Investment adviser fees (See Note 4)	86,092
Fund administration & accounting fees (See Note 4)	43,318
Federal & state registration fees	23,526
Transfer agent fees & expenses (See Note 4)	14,688
Audit fees	7,804
Compliance fees (See Note 4)	6,072
Legal fees	5,802
Custody fees (See Note 4)	5,670
Trustee fees (See Note 4)	4,968
Other	3,388
Postage & printing fees	3,292
Distribution & shareholder service fees: (See Note 5)
Investor Class	493
Institutional Class	8,995
Total expenses before waiver	214,108
Less: waiver from investment adviser (See Note 4)	(81,792)
Net expenses	132,316

NET INVESTMENT INCOME	99,508

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments, including foreign currency loss	730,439
Net change in unrealized appreciation on investments	(448,208)

Net realized and unrealized gain on investments and foreign currency	282,231

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$381,739

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended	For the Period
	October 31, 2014	Inception Through
	(Unaudited)	April 30, 2014(1)
OPERATIONS:
Net investment income	$99,508	$53,621
Net realized gain on investments, including foreign currency loss	730,439	559,942
Net change in unrealized appreciation on investments	(448,208)	630,736
Net increase in net assets resulting from operations	381,739	1,244,299

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	307,843	39,836
Proceeds from reinvestment of distributions	1,043	73
Payments for shares redeemed	(750)	(5,080)
Increase in net assets from Investor Class transactions	308,136	34,829
Institutional Class:
Proceeds from shares sold	2,992,623	20,017,554
Proceeds from reinvestment of distributions	93,135	52,840
Payments for shares redeemed	(468,858)	—
Increase in net assets from Institutional Class transactions	2,616,900	20,070,394
Net increase in net assets resulting from capital share transactions	2,925,036	20,105,223

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(1,043)	(73)
Institutional Class	(96,045)	(53,222)
Total distributions to shareholders	(97,088)	(53,295)

TOTAL INCREASE IN NET ASSETS	3,209,687	21,296,227

NET ASSETS:
Beginning of period	21,296,227	—
End of period (including accumulated undistributed net
investment income of $2,752 and $332, respectively)	$24,505,914	$21,296,227

(1)	Inception date of the Fund was December 31, 2013.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2014		Inception Through
	(Unaudited)		April 30, 2014(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.55		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03		0.02
Net realized and unrealized gain on investments	0.14		0.55
Total from investment operations	0.17		0.57

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)		(0.02)
Distributions from net realized gains	—		—
Total distributions	(0.04)		(0.02)

Net asset value, end of period	$10.68		$10.55

TOTAL RETURN(2)	1.58	%(3)	5.72	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.3		$0.0	(4)

Ratio of expenses to average net assets:
Before expense reimbursement	2.11	%(5)	2.72	%(5)
After expense reimbursement	1.40	%(5)	1.40	%(5)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.09	)%(5)	(0.71	)%(5)
After expense reimbursement	0.62	%(5)	0.61	%(5)

Portfolio turnover rate	70	%(3)	46	%(3)

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Amount rounds to zero.
(5)	Annualized.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2014		Inception Through
	(Unaudited)		April 30, 2014(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$10.55		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05		0.03
Net realized and unrealized gain on investments	0.15		0.55
Total from investment operations	0.20		0.58

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)		(0.03)
Distributions from net realized gains	—		—
Total distributions	(0.05)		(0.03)

Net asset value, end of period	$10.70		$10.55

TOTAL RETURN	1.84	%(2)	5.77	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$24.2		$21.3

Ratio of expenses to average net assets:
Before expense reimbursement	1.86	%(3)	2.48	%(3)
After expense reimbursement	1.15	%(3)	1.15	%(3)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.16	%(3)	(0.46	)%(3)
After expense reimbursement	0.87	%(3)	0.87	%(3)

Portfolio turnover rate	70	%(2)	46	%(2)

(1)	Inception date of the Fund was December 31, 2013.
(2	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2014

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on December 31, 2013.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges with respect to the distribution fees and voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations.  During the period ended October 31, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements  (Unaudited) – Continued
October 31, 2014

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements  (Unaudited) – Continued
October 31, 2014

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,184,039	$—	$—	$23,184,039
Short-Term Investment	1,030,487	—	—	1,030,487
Total Investments in Securities	$24,214,526	$—	$—	$24,214,526

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2014, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least August 31, 2015.  Prior to August 31, 2015 this Operating Expense Limitation Agreement cannot be terminated. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2017	$82,229
April 30, 2018	$81,792

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements  (Unaudited) – Continued
October 31, 2014

for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended October 31, 2014 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2014, the Investor Class incurred expenses of $308 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2014, the Investor and Institutional Class incurred $185 and $8,995, respectively of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements  (Unaudited) – Continued
October 31, 2014

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months	For the Period
	Ended	Inception through
	October 31, 2014	April 30, 2014(1)
Investor Class:
Shares sold	28,516	3,951
Shares issued to holders in reinvestment of distributions	97	7
Shares redeemed	(70)	(487)
Net increase in Investor Class shares	28,543	3,471

Institutional Class:
Shares sold	279,884	2,009,210
Shares issued to holders in reinvestment of distributions	8,666	5,076
Shares redeemed	(43,810)	—
Net increase in Institutional Class shares	244,740	2,014,286
Net increase in shares outstanding	273,283	2,017,757

(1)	Inception date of the Fund was December 31, 2013.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$17,665,960	$15,133,698

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at October 31, 2014, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$1,213,825	$(1,031,297)	$182,528	$24,031,998

At April 30, 2014, the Fund’s most recently completed fiscal period, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$562,451	$ —	$ —	$628,553	$1,191,004

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements  (Unaudited) – Continued
October 31, 2014

As of April 30, 2014, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2014, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the period ended October 31, 2014 were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$97,088	$ —	$97,088

The tax character of distributions paid during the period ended April 30, 2014 were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$53,295	$ —	$53,295

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2014, National Financial Services, LLC., for the benefit of its customers, owned 83.72% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENT

On December 23, 2014, the Institutional Class paid an ordinary income distribution in the amount of $99,686, or $0.047 per share, and the Investor Class in the amount of $1,535, or $0.041 per share.

On December 23, 2014, the Institutional Class paid a short-term capital gain distribution in the amount of $1,274,087, or $0.599 per share, and the Investor Class in the amount of $22,376, or $0.599 per share.

On December 23, 2014, the Institutional Class paid a long-term capital gain distribution in the amount of $1,702, or $0.001 per share, and the Investor Class in the amount of $30, or $0.001 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     January 2, 2015

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     January 2, 2015

* Print the name and title of each signing officer under his or her signature.